Employee Retirement plans (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Retirement Plans [Line Items]
Average increase of salaries	3.00%	3.00%	3.00%
Discounted interest rate	3.25%	3.00%	4.50%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	actuarial standard based on age and professional status	actuarial standard based on age and professional status	actuarial standard based on age and professional status